ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED (Details Narrative)	Sep. 30, 2025 USD ($)
ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED
Convertible promissory note issued	$ 45,000